Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2017
Cost:

Computer and peripheral equipment	$1,935	$2,616
Office furniture and equipment	1,332	1,497
Machinery and equipment	8,962	11,098
Leasehold improvements	4,978	7,022

	17,207	22,233

Accumulated depreciation	(7,960)	(11,003)

Property and equipment, net	$9,247	$11,230

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 were $1,560, $2,447 and $3,505 respectively.

During the years ended December 31, 2015, 2016 and 2017, the Company recorded a reduction of $166, $297 and $298, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer used.